UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas   January 24, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total:  $38,710 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
BONANAZA CREEK ENERGY INC.    EQUITY            097793103   1390  50000       SH       SOLE                 50000       0     0
BLOOMIN BRANDS INC.           EQUITY            094235108   1547  98900       SH       SOLE                 98900       0     0
ENDEAVOR INTERNATIONAL        EQUITY            29259G200   1110  214250      SH       SOLE                 214250      0     0
ENERGY PARTNERS LTD.          EQUITY            26883D108   4163  184634      SH       SOLE                 184634      0     0
GREEN DOT CORP.               EQUITY            39304D102   2196  180000      SH       SOLE                 180000      0     0
GULFPORT ENERGY CORP          EQUITY            402635304   3631  95000       SH       SOLE                 95000       0     0
NATIONAL CINEMEDIA INC        EQUITY            635309107   1786  126400      SH       SOLE                 126400      0     0
NETSPEND HOLDINGS             EQUITY            64118V106   3245  274498      SH       SOLE                 274498      0     0
OMNIAMERICAN BANCORP INC      EQUITY            68216R107   303   13100       SH       SOLE                 13100       0     0
OBAGI MEDICAL PRODUCTS        EQUITY            67423R108   1964  144540      SH       SOLE                 144540      0     0
THE PANTRY INC.               EQUITY            698657103   1863  153559      SH       SOLE                 153559      0     0
PRIMORIS SERVICES CORP        EQUITY            74164F103   2373  157800      SH       SOLE                 157800      0     0
RUSH ENTERPRISES INC          EQUITY            781846209   2081  100695      SH       SOLE                 100695      0     0
SAFEGUARD SCIENTIFICS INC     EQUITY            786449207   1910  129500      SH       SOLE                 129500      0     0
SOUTHWEST AIRLINES            EQUITY            844741108   1280  125000      SH       SOLE                 125000      0     0
STEVE MADDEN LTD.             EQUITY            556269108   1902  45000       SH       SOLE                 45000       0     0
SPECTRUM PHARMACEUTICALS      EQUITY            84763A108   1678  150000      SH       SOLE                 150000      0     0
SUNOPTA INC                   EQUITY            8676EP108   2257  400831      SH       SOLE                 400831      0     0
VIEWPOINT FINANCIAL GROUP     EQUITY            92672A101   2031  97000       SH       SOLE                 97000       0     0
    Page Column Totals                                      38710